Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Break Down of Trade Receivables

	As of December 31,
(in thousands of euros)	2022	2021
Trade receivables	101	—
Trade receivables	101	—
The €101 thousand trade receivables balance as of December 31, 2022 exclusively relates to NBTXR3 products delivered to LianBio according to the supply agreement signed in May 2022, invoiced but not paid yet at December 31, 2022.

	As of December 31,
(in thousands of euros)	2022	2021
Due in 3 months or less	101	—
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	101	—

Schedule of Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2022	2021
Research tax credit receivable	4,091	2,490
VAT receivable	1,055	1,058
Prepaid expenses	2,981	2,213
Other receivables	2,741	3,378
Other current assets	10,868	9,139

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2020	1,927
Refund of 2020 research tax credit – Nanobiotix SA	(1,858)
Refund of 2020 research tax credit – Curadigm SAS	(69)
2021 research tax credit – Nanobiotix SA	2,272
2021 research tax credit – Curadigm SAS	218
Receivable as of December 31, 2021	2,490
Refund of 2021 research tax credit – Nanobiotix SA	(2,272)
Refund of 2021 research tax credit – Curadigm SAS	(218)
2022 research tax credit – Nanobiotix SA	3,884
2022 research tax credit – Curadigm SAS	207
Receivable as of December 31, 2022	4,091